Convertible debt with a variable conversion feature Issued During the period (Details)	9 Months Ended
Sep. 30, 2015 USD ($)
Convertible debt with a variable conversion feature Issued During the period
Adar Bays	$ 4,400
Crown Bridge Partners	158,500
EMA Financial	71,500
FireRock	137,500
Peak One	50,500
Rider Capital	70,000
River North	52,500
Tangiers	55,000
Union Capital	$ 4,400